Stock and Incentive Programs - Summary of Restricted Stock Award Activity for Employees (Detail) - Restricted Stock Award shares in Thousands	12 Months Ended
Dec. 31, 2017 $ / shares shares
Shares
Nonvested at beginning of period, Shares | shares	159
Granted, Shares | shares	9
Vested, Shares | shares	(56)
Nonvested at end of period, Shares | shares	112
Weighted Average Grant Date Fair Value
Nonvested at beginning of period, Weighted Average Grant Date Fair Value | $ / shares	$ 26.26
Granted, Weighted Average Grant Date Fair Value | $ / shares	26.26
Vested, Weighted Average Grant Date Fair Value | $ / shares	26.26
Nonvested at end of period, Weighted Average Grant Date Fair Value | $ / shares	$ 26.26